Business Combinations (Tables)	12 Months Ended
Dec. 31, 2014
Shenzhen 7Road [Member]
Business Acquisition [Line Items]
Allocation of Consideration of Assets Acquired and Liabilities Assumed

As of June 1, 2011 (in thousands)
Cash consideration	$68,258
Contingent consideration	28,051

Total consideration	96,309

Receivables	7,440
Other tangible assets	22,213
Completed game	20,837
Games under development	3,561
Other identifiable intangible assets acquired	986
Goodwill	103,366
Liabilities assumed	(8,983)
Fair value of non-controlling interest and put option	(53,111)

Total	$96,309

Doyo [Member]
Business Acquisition [Line Items]
Allocation of Consideration of Assets Acquired and Liabilities Assumed

As of November 29, 2013 (in thousands)
Cash Consideration	$6,521
Contingent Consideration	4,785

Total consideration	11,306

Tangible assets	1,324
Identifiable intangible assets acquired	3,620
Goodwill	7,626
Liabilities assumed	(1,264)

Total	$11,306

TalkTalk [Member]
Business Acquisition [Line Items]
Allocation of Consideration of Assets Acquired and Liabilities Assumed

As of December 24, 2013 (in thousands)
Cash Consideration	$47,627

Tangible assets	20,016
Identifiable intangible assets acquired	17,888
Goodwill	33,740
Fair value of non-controlling interest	(17,172)
Liability assumed	(6,845)

Total	$47,627

MoboTap [Member]
Business Acquisition [Line Items]
Allocation of Consideration of Assets Acquired and Liabilities Assumed

As of July 31, 2014
Cash consideration	$90,830

Repurchase option	793
Identifiable intangible assets acquired	27,000
Goodwill	113,040
Other assets	6,714
Put option	(298)
Liabilities assumed	(2,995)
Noncontrolling interest	(53,424)

Total	$90,830